Organization and principle activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization and principle activities
Schedule of the Company's major subsidiaries and VIEs

=
	Country/Place	Percentage of direct or
	and	indirect
	date of	economic ownership
	incorporation/	December 31,
Companies	establishment	2020	2021
Major Subsidiaries
Marvelous Yarra Limited	BVI, March 20, 2017	100%	100%
Holly Universal Limited	BVI, January 6, 2017	100%	100%
DiDi (HK) Science and Technology Limited	Hong Kong, August 2, 2013	100%	100%
Xiaoju Science and Technology (Hong Kong) Limited	Hong Kong, January 29, 2013	100%	100%
Beijing DiDi Infinity Technology and Development Co., Ltd. (“Beijing DiDi”)	PRC, May 6, 2013	100%	100%

Major VIEs (Including VIEs’ Subsidiaries)
Beijing Xiaoju Science and Technology Co., Ltd.	PRC, July 10, 2012	100%	100%
DiDi Chuxing Science and Technology Co., Ltd. (“DiDi Chuxing”)	PRC, July 29, 2015	100%	100%
Beijing DiDi Chuxing Technology Co., Ltd.	PRC, December 5, 2018	100%	100%
Chengzi (Shanghai) Internet Technology Co., Ltd.	PRC, June 14, 2016	100%	100%